Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
A summary of the Plan’s significant accounting policies, consistently applied in the preparation of the accompanying financial statements, is as follows:

(a)Basis of Accounting – The financial statements of the Plan are presented under the accrual method of accounting, in accordance with U.S. generally accepted accounting principles (GAAP).

(b)Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires the plan administrator to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

(c)Valuation of Investments – The Plan’s investments are stated at fair value. Shares of mutual and collective trust funds are valued at their net asset value (NAV) per share, as reported by the fund manager. Northern Trust Corporation common stock is valued at the closing prices reported in the active markets in which the individual securities are traded.

The Plan’s policy is to recognize transfers between fair value levels as of the actual date of the event or change in circumstance that caused the transfer. This policy is the same for both transfers into and out of the levels.

(d)Fully Benefit-Responsive Investment Contracts – Fully benefit-responsive investment contracts held in a defined contribution plan are required to be measured at contract value. Contract value is a relevant measurement because it represents the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.
As of December 31, 2025 and 2024, the Plan held fully benefit-responsive investment contracts through the Stable Value Portfolio consisting of wrapper contracts (synthetic Guaranteed Investment Contracts (GICs)). The key objective of the Stable Value Portfolio is to preserve principal, maintain a stable crediting rate, and provide liquidity at contract value for participant withdrawals and transfers in accordance with the provisions of the Plan.

In a wrapper contract structure, the underlying investments are owned by the Stable Value Portfolio and held in trust for plan participants. Wrapper contracts amortize the realized and unrealized gains and losses on the underlying fixed income investments over the duration of the investments through adjustments to the future interest crediting rate. The crediting rates typically reset on a monthly or quarterly basis and are influenced by a number of factors including the prevailing market rates, generated returns and duration of the underlying investments, as well as the amount and timing of participant contributions, transfers and withdrawals.

Certain events limit the ability of the Plan to transact at contract value with the issuer. These events may include material adverse changes to the provisions of the Plan or its termination and are not probable of occurring in the foreseeable future. Examples of events that would permit a contract issuer to terminate a contract upon short notice may include the Plan’s loss of its qualified status, material breaches of responsibilities, or material and adverse changes to the provisions of the Plan.

(e)Participant Loans – Participant loans are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions and the notes are collateralized by the participants’ account balances. Interest from notes receivable from participants is recorded when it is earned.

(f)Other Liabilities - Due to administrative errors, the Company deposited $9,578,336 and $9,430,525 in February 2024 and 2025, respectively, to The Northern Trust Company Master Retirement Savings Trust. The amount remaining as of December 31st for each year presented is recorded in Other Liabilities on the Statements of Net Assets Available for Benefits. The liability balance was reduced to zero by January 30, 2026.

(g)Investment Income Recognition – Purchases and sales of securities are reflected on a trade-date basis. Dividends are recorded on the ex-dividend date. Income from investments is recorded as earned on an accrual basis. At the time investments are sold, the difference between the original cost (computed on an average cost basis) and the proceeds received is recorded as a realized gain or loss in the financial statements. The unrealized appreciation (depreciation) of investments represents the change in the market value from the beginning of the Plan year (or date the investments were purchased, if later) to the end of the Plan year (or date the investments were sold, if earlier).
(h)Contributions – Contributions from the Company are accrued based upon the funding provisions of the Plan.

(i)Administrative Expenses – During 2025 and 2024, certain administrative expenses were paid by the Plan, as authorized by Plan documents and the Committee. The remaining 2025 and 2024 administrative expenses were paid by the Company.

(j)Payment of Benefits – Benefit payments are recorded when paid.